Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000114818 | 0.0302684320361275155889426631
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000114818 | 0.4181996566705881392677337782
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000114818 | 0.0374133843294326456222514596
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114818 | 0.2978640395706953154619813056
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000114818 | 0.4332746897797154639517514655
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000114818 | 0.0936119699092251768641172684
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000114818 | 0.2336607439998080289488873711
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000114818 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000114818 | AssetInflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000114818 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000114818 | AssetAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000114818 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000114818 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000114818 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114819 | 0.0302684320361275155889426631
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000114819 | 0.4181996566705881392677337782
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000114819 | 0.0374133843294326456222514596
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114819 | 0.2978640395706953154619813056
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000114819 | 0.4332746897797154639517514655
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000114819 | 0.0936119699092251768641172684
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000114819 | 0.2336607439998080289488873711
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000114819 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000114819 | AssetInflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000114819 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000114819 | AssetAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000114819 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000114819 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000114819 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114825 | 0.0302684320361275155889426631
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000114825 | 0.4181996566705881392677337782
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000114825 | 0.0374133843294326456222514596
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114825 | 0.2978640395706953154619813056
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000114825 | 0.4332746897797154639517514655
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000114825 | 0.0936119699092251768641172684
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000114825 | 0.2336607439998080289488873711
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000114825 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000114825 | AssetInflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000114825 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000114825 | AssetAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000114825 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000114825 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000114825 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114823 | 0.0302684320361275155889426631
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000114823 | 0.4181996566705881392677337782
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000114823 | 0.0374133843294326456222514596
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114823 | 0.2978640395706953154619813056
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000114823 | 0.4332746897797154639517514655
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000114823 | 0.0936119699092251768641172684
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000114823 | 0.2336607439998080289488873711
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000114823 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000114823 | AssetInflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000114823 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000114823 | AssetAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000114823 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000114823 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000114823 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000147084 | 0.0302684320361275155889426631
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000147084 | 0.4181996566705881392677337782
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000147084 | 0.0374133843294326456222514596
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000147084 | 0.2978640395706953154619813056
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000147084 | 0.4332746897797154639517514655
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000147084 | 0.0936119699092251768641172684
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000147084 | 0.2336607439998080289488873711
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000147084 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000147084 | AssetInflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000147084 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000147084 | AssetAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000147084 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000147084 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000147084 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000255600 | 0.0302684320361275155889426631
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000255600 | 0.4181996566705881392677337782
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000255600 | 0.0374133843294326456222514596
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000255600 | 0.2978640395706953154619813056
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000255600 | 0.4332746897797154639517514655
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000255600 | 0.0936119699092251768641172684
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000255600 | 0.2336607439998080289488873711
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000255600 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000255600 | AssetInflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000255600 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000255600 | AssetAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000255600 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000255600 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000255600 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000032900 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000032900 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000032900 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032900 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032900 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032900 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032900 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032900 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032900 | FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032900 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032900 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000032900 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000032900 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000032900 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000032900 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000032900 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000032900 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032900 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000032900 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000032900 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032900 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032900 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000032900 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000032902 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000032902 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000032902 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032902 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032902 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032902 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032902 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032902 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032902 | FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032902 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032902 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000032902 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000032902 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000032902 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000032902 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000032902 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000032902 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032902 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000032902 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000032902 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032902 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032902 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000032902 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000032905 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000032905 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000032905 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032905 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032905 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032905 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032905 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032905 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032905 | FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032905 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032905 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000032905 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000032905 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000032905 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000032905 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000032905 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000032905 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032905 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000032905 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000032905 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032905 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032905 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000032905 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000122670 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000122670 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122670 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122670 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122670 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122670 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122670 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122670 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122670 | FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122670 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122670 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000122670 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000122670 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000122670 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000122670 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000122670 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000122670 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000122670 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000122670 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000122670 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122670 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122670 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122670 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000122671 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000122671 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122671 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122671 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122671 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122671 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122671 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122671 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122671 | FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122671 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122671 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000122671 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000122671 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000122671 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000122671 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000122671 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000122671 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000122671 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000122671 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000122671 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122671 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122671 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122671 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000061836 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000061836 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061836 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061836 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061836 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061836 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061836 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061836 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061836 | FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061836 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000061836 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000061836 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000061836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000061836 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000061836 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000061836 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000061836 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000061836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000061836 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061836 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000061836 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000061836 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000255599 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000255599 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255599 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255599 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000255599 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000255599 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255599 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255599 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255599 | FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000255599 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000255599 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000255599 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000255599 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000255599 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000255599 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000255599 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000255599 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000255599 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000255599 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000255599 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255599 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000255599 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255599 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000029350 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000029350 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000029350 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000029350 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029350 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000029350 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000029350 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029350 | New York
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000029350 | California
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029350 | New Hampshire
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000029350 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029350 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000029350 | AssetFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029352 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000029352 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000029352 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000029352 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029352 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000029352 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000029352 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029352 | New York
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000029352 | California
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029352 | New Hampshire
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000029352 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029352 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000029352 | AssetFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029353 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000029353 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000029353 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000029353 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029353 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000029353 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000029353 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029353 | New York
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000029353 | California
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029353 | New Hampshire
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000029353 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029353 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000029353 | AssetFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122656 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122656 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000122656 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000122656 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000122656 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000122656 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000122656 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000122656 | New York
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000122656 | California
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000122656 | New Hampshire
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000122656 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122656 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000122656 | AssetFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175730 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000175730 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000175730 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000175730 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000175730 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000175730 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000175730 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000175730 | New York
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000175730 | California
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000175730 | New Hampshire
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000175730 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175730 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000175730 | AssetFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255598 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000255598 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000255598 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000255598 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000255598 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000255598 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000255598 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000255598 | New York
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000255598 | California
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000255598 | New Hampshire
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000255598 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255598 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000255598 | AssetFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000151801 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000151801 | 0.3557628142984692249711616067
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000151801 | 5.2332298471169807992904829904
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000151801 | 2.4084316291121175418691264389
Holdings [Line Items]
Percent of Net Asset Value	240.80%
C000151801 | 3.5491469045342680045057621142
Holdings [Line Items]
Percent of Net Asset Value	317.60%
C000151801 | 0.4383191781203736256047114974
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000151801 | 0.0169529749308642173405904018
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000151801 | 0.3199816787211440510844795046
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000151801 | 2.9490544367409656760677941981
Holdings [Line Items]
Percent of Net Asset Value	294.90%
C000151801 | 2.1186257496680979074278675655
Holdings [Line Items]
Percent of Net Asset Value	249.20%
C000151801 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000151801 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000151801 | AssetTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000151801 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000151801 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000151802 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000151802 | 0.3557628142984692249711616067
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000151802 | 5.2332298471169807992904829904
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000151802 | 2.4084316291121175418691264389
Holdings [Line Items]
Percent of Net Asset Value	240.80%
C000151802 | 3.5491469045342680045057621142
Holdings [Line Items]
Percent of Net Asset Value	317.60%
C000151802 | 0.4383191781203736256047114974
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000151802 | 0.0169529749308642173405904018
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000151802 | 0.3199816787211440510844795046
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000151802 | 2.9490544367409656760677941981
Holdings [Line Items]
Percent of Net Asset Value	294.90%
C000151802 | 2.1186257496680979074278675655
Holdings [Line Items]
Percent of Net Asset Value	249.20%
C000151802 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000151802 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000151802 | AssetTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000151802 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000151802 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000151809 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000151809 | 0.3557628142984692249711616067
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000151809 | 5.2332298471169807992904829904
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000151809 | 2.4084316291121175418691264389
Holdings [Line Items]
Percent of Net Asset Value	240.80%
C000151809 | 3.5491469045342680045057621142
Holdings [Line Items]
Percent of Net Asset Value	317.60%
C000151809 | 0.4383191781203736256047114974
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000151809 | 0.0169529749308642173405904018
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000151809 | 0.3199816787211440510844795046
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000151809 | 2.9490544367409656760677941981
Holdings [Line Items]
Percent of Net Asset Value	294.90%
C000151809 | 2.1186257496680979074278675655
Holdings [Line Items]
Percent of Net Asset Value	249.20%
C000151809 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000151809 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000151809 | AssetTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000151809 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000151809 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.60%